                            -  BT PYRAMID MUTUAL FUNDS  -










                         ------------------------------------


                                    BT INVESTMENT
                                EQUITY 500 INDEX FUND


                         ------------------------------------










                                  SEMI-ANNUAL REPORT
                         ------------------------------------
                                      JUNE - 1997

--------------------------------------------------------------------------------
BT INVESTMENT EQUITY 500 INDEX FUND

TABLE OF CONTENTS
--------------------------------------------------------------------------------



         LETTER TO SHAREHOLDERS . . . .. . . . . . . . . . . .3

         BT INVESTMENT EQUITY 500 INDEX FUND

              Statement of Assets and Liabilities. . . . . . .5

              Statement of Operations. . . . . . . . . . . . .5

              Statement of Changes in Net Assets . . . . . . .6

              Financial Highlights . . . . . . . . . . . . . .7

              Notes to Financial Statements. . . . . . . . . .8



         EQUITY 500 INDEX PORTFOLIO

              Schedule of Portfolio Investments. . . . . . . .9

              Statement of Assets and Liabilities. . . . . . 15

              Statement of Operations. . . . . . . . . . . . 15

              Statement of Changes in Net Assets . . . . . . 16

              Financial Highlights . . . . . . . . . . . . . 16

              Notes to Financial Statements. . . . . . . . . 17

--------------------------------------------------------------------------------
BT INVESTMENT EQUITY 500 INDEX FUND

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

The BT Investment Equity 500 Index Fund (the "Fund") returned 20.47% for the six months ended June 30, 1997, tightly tracking both the 20.62% return of the S&P 500 Index+ and the 20.27% return of the Lipper S&P 500 Average++. Since its inception on December 31, 1992, the Fund is up 124.82% cumulatively, as of June 30, 1997. This is a 19.75% average annualized total return.* The Fund returned 34.61% for the year ended June 30, 1997.

It is also well worth noting that the Fund is ranked 3rd of the 59 S&P 500 index funds in its category by Lipper Analytical Services, Inc. for the one year period ended June 30, 1997 and has earned a five-star rating out of 1,997 domestic equity funds from Morningstar based on its 3-year performance as of June 30, 1997.**

MARKET ACTIVITY

The Dow Jones Industrial average broke the 7,000 barrier for the first time and the S&P 500 Index reached its highest levels as well during the first six months of 1997. However, the bull market for equities was also plagued by short-term volatility. For example, the large capitalization sector started the year with the strongest January performance it had seen since 1989. The S&P 500 was up 6.21% for the month, but then its pace slowed considerably in February and the market narrowed, with large cap stocks such as Philip Morris, Proctor & Gamble, J.P. Morgan, and Merck leading the way. By March, the equity indices were back down to levels considered unprecedented peaks in November 1996, and returns were weak. In fact, the S&P 500 Index was down 4.16% in March. Contributing to this sharp correction was the Federal Reserve Board's hike of the fed funds rate-the first increase in over two years-by 0.25% to 5.50% late in the month. Still, economic expansion had continued through the first quarter, with favorable producer prices and retail sales figures. Employment numbers looked positive, reflecting strength in the labor force, and inflation pressures remained benign.

                 -----------------------------------------
                                OBJECTIVE
                 Seeks to match the performance of the
                 stock market, as represented by the S&P
                 500 Index, before expenses.
                 -----------------------------------------

In the second quarter, economic growth slowed, and the inflation picture, while already good, brightened even further, as consumer prices are estimated to have advanced at a mere 1.5% annual rate between March and June. Despite the absence of pricing power, corporate profits continued to post impressive gains. With this favorable economic scenario as a backdrop, the Federal Reserve Board chose not to boost interest rates again when it met on May 20th, surprising many industry analysts and investors who had anticipated that they would. The equity markets responded positively. The Dow Jones was back up above the 7,000 mark in April, and the S&P 500 rebounded to finish up with a rather impressive 17% return for the second quarter. In all, the S&P 500 finished the six month period with a first half performance that was among the strongest in the past fifty years.

                 ------------------------------------------
                           INVESTMENT INSTRUMENTS
                 Primarily equity securities, consisting of
                 common stock of current S&P 500 companies.
                 ------------------------------------------

During this semi-annual period, large capitalization stocks outperformed small cap stocks, though small cap stocks outperformed in May 1997 for the first time since December 1996, primarily due to a rebound in the technology sector. Within the large cap sector, growth outperformed value. The opposite was true within the small cap sector, where value stocks outperformed growth stocks. Overall, leading groups for the first half of 1997 included health care, consumer staples, and financials. The weakest performing sectors were communication services, utilities, and technology.

--------------------------------------------------------------------------------
TEN LARGEST STOCK HOLDINGS
--------------------------------------------------------------------------------

General Electric Co.              Royal Dutch Petroleum Co.

Coca-Cola Co.                     Intel Corp.

Exxon Corp.                       Philip Morris Companies, Inc.

Microsoft Corp.                   Procter & Gamble Co.

Merck & Company, Inc.             IBM Corp.

--------------------------------------------------------------------------------

MANAGER OUTLOOK

As the second half of the year unfolds, the economy is expected to once again display strength. Employment remains robust, consumer incomes are expanding in excess of the well-contained inflation rate, and consumer confidence is running at peak levels. On balance, real GDP is estimated to rise in the 2.5-3.0% range-enough, in our opinion, to generate a bit more inflation and allow corporate earnings to continue to expand at double-digit rates.

We believe that as the economy shows a bit more steam, no huge jump in consumer prices is likely. However, should inflation drift notably higher, this, in turn, may push interest rates upward and lead the Federal Reserve Board to officially hike rates again either at their August 19th or September 30th meeting. While such a hike would, as usual, temporarily depress the equities markets, we expect favorable fundamentals to result in an ongoing positive trend for stocks over the longer term. Thus, we believe there is still great opportunity for capital appreciation through equities.

---------------------
+   This index is unmanaged, and investments cannot be made in an index.
++ Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. The figures do not reflect sales charges. THE FUND IS NOT INSURED BY THE FDIC AND IS NOT A DEPOSIT, OBLIGATION OF, OR GUARANTEED BY BANKERS TRUST COMPANY. THE FUND
    IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL
    AMOUNT INVESTED.
* Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
** Ranking is based on total cumulative reinvested performance. Performance and ratings are historical, ratings are subject to change every quarter, and past performance is no guarantee of future results. Actual returns and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Morningstar proprietary ratings reflect historical risk-adjusted performance as of June 30, 1997. They are subject to change every month and are calculated from the Fund's 3-year average annual total return in excess of 90-day T-bill returns. 10% of the funds in the investment category receive 5 stars. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------
BT INVESTMENT EQUITY 500 INDEX FUND

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

                       DIVERSIFICATION OF PORTFOLIO INVESTMENTS
                            BY SECTOR AS OF JUNE 30, 1997
                       (PERCENTAGES ARE BASED ON MARKET VALUE)

                                        [CHART]

                           Other                        11%
                           Retail Trade                  5%
                           Energy                        9%
                           Utilities                     9%
                           Health Care                  10%
                           Finance and Building         16%
                           Capital Goods                15%
                           Consumer Non-Durables        15%
                           Business Equipment
                             and Services               10%

As always, we appreciate your ongoing support of the BT Investment Equity 500 Index Fund, and we look forward to continuing to serve your investment needs for many years to come.



                                  /s/ Frank Salerno

                                    Frank Salerno
                               Portfolio Manager of the
                              EQUITY 500 INDEX PORTFOLIO
                                    June 30, 1997

--------------------------------------------------------------------------------


PERFORMANCE COMPARISON
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE BT INVESTMENT EQUITY 500 INDEX FUND AND THE S&P 500 INDEX SINCE DECEMBER 31, 1992.
--------------------------------------------------------------------------------

                                    TOTAL RETURN
                                 ENDED JUNE 30, 1997

                            One Year       Since 12/31/92*
                              34.61%               124.82%

* The Fund's inception date.

Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
-------------------------------------------------------------------------------

                                       [CHART]


        BT Investment Equity 500 Index Fund - $22,483   S&P 500 Index - $22,757
        ---------------------------------------------   -----------------------
12/92                         10000                               10000
 3/93                         10420                               10437
 6/93                         10465                               10487
 9/93                         10713                               10758
12/93                         10953                               11008
 3/94                         10539                               10590
 6/94                         10581                               10635
 9/94                         11093                               11155
12/94                         11079                               11153
 3/95                         12148                               12239
 6/95                         13307                               13408
 9/95                         14351                               14473
12/95                         15194                               15344
 3/96                         16007                               16168
 6/96                         16702                               16894
 9/96                         17212                               17416
12/96                         18662                               18867
 3/97                         19140                               19373
 6/97                         22483                               22757

Past performance is not indicative of future performance. The S&P 500 Index is unmanaged, and investments may not be made in an index.

--------------------------------------------------------------------------------
BT INVESTMENT EQUITY 500 INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES  JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
   Investment in Equity 500 Index Portfolio, at Value . . . . $    589,304,710
   Receivable for Shares of Beneficial Interest Subscribed. .        1,202,027
   Prepaid Expenses and Other . . . . . . . . . . . . . . . .            9,565
                                                              ----------------
Total Assets  . . . . . . . . . . . . . . . . . . . . . . . .      590,516,302
                                                              ----------------
LIABILITIES
   Due to Bankers Trust . . . . . . . . . . . . . . . . . . .           77,165
   Payable for Shares of Beneficial Interest Redeemed . . . .          281,209
   Accrued Expenses and Other . . . . . . . . . . . . . . . .           25,263
                                                              ----------------
Total Liabilities . . . . . . . . . . . . . . . . . . . . . .          383,637
                                                              ----------------
                                                              ----------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . .  $    590,132,665

COMPOSITION OF NET ASSETS
   Paid-in Capital. . . . . . . . . . . . . . . . . . . . . . $    372,328,897
   Undistributed Net Investment Income. . . . . . . . . . . .            6,022
   Accumulated Net Realized Gain from Investment and Futures
    Transactions. . . . . . . . . . . . . . . . . . . . . . .       10,698,078
   Net Unrealized Appreciation on Investments and Futures
    Contracts . . . . . . . . . . . . . . . . . . . . . . . .      207,099,668
                                                              ----------------
NET ASSETS  . . . . . . . . . . . . . . . . . . . . . . . . . $    590,132,665
                                                              ----------------
                                                              ----------------

SHARES OUTSTANDING ($0.001 par value per share, unlimited
 number of shares of beneficial interest authorized). . . . .       29,916,989
                                                              ----------------
                                                              ----------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 (net assets divided by shares outstanding) . . . . . . . . . $          19.73
                                                              ----------------
                                                              ----------------

--------------------------------------------------------------------------------


STATEMENT OF OPERATIONS  FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Income Allocated from Equity 500 Index Portfolio, net. . . $      4,713,295
                                                              ----------------
EXPENSES
   Administration and Services Fees . . . . . . . . . . . . .          757,602
   Printing and Shareholder Reports . . . . . . . . . . . . .            2,627
   Registration Fees. . . . . . . . . . . . . . . . . . . . .            5,800
   Professional Fees. . . . . . . . . . . . . . . . . . . . .            5,322
   Trustees Fees. . . . . . . . . . . . . . . . . . . . . . .            4,035
   Miscellaneous. . . . . . . . . . . . . . . . . . . . . . .            4,908
                                                              ----------------
   Total Expenses                                                      780,294
   Less:  Expenses Absorbed by Bankers Trust. . . . . . . . .         (350,986)
                                                              ----------------
      Net Expenses. . . . . . . . . . . . . . . . . . . . . .          429,308
                                                              ----------------
NET INVESTMENT INCOME . . . . . . . . . . . . . . . . . . . .        4,283,987
                                                              ----------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURES
 CONTRACTS
   Net Realized Gain from Investment Transactions . . . . . .       10,746,075
   Net Realized Gain from Futures Transactions. . . . . . . .          701,378
   Net Change in Unrealized Appreciation on Investments and
    Futures Contracts . . . . . . . . . . . . . . . . . . . .       80,133,453
                                                              ----------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURES
  CONTRACTS . . . . . . . . . . . . . . . . . . . . . . . . .       91,580,906
                                                              ----------------
NET INCREASE IN NET ASSETS FROM OPERATIONS  . . . . . . . . . $     95,864,893
                                                              ----------------
                                                              ----------------


                   See Notes to Financial Statements on Page 8

--------------------------------------------------------------------------------
BT INVESTMENT EQUITY 500 INDEX FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                      FOR THE                   FOR THE
                                                                                  SIX MONTHS ENDED            YEAR ENDED
                                                                                   JUNE 30, 1997+          DECEMBER 31, 1996
                                                                                  ----------------         ------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income. . . . . . . . . . . . . . . . . . . . . . . . . . . .   $      4,283,987         $      7,161,015
   Net Realized Gain from Investments and Futures Transactions. . . . . . . . .         11,447,453                4,916,943
   Net Change in Unrealized Appreciation on Investments and Futures Contract. .         80,133,453               62,670,824
                                                                                  ----------------         ----------------
Net Increase in Net Assets from Operations. . . . . . . . . . . . . . . . . . .         95,864,893               74,748,782
                                                                                  ----------------         ----------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income. . . . . . . . . . . . . . . . . . . . . . . . . . . .         (4,302,587)              (7,138,143)
   Net Realized Gain from Investments and Futures Transactions. . . . . . . . .                 --               (3,704,248)
                                                                                  ----------------         ----------------
Total Distributions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (4,302,587)             (10,842,391)
                                                                                  ----------------         ----------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Proceeds from Sales of Shares. . . . . . . . . . . . . . . . . . . . . . . .        117,413,364              173,561,745
   Dividend Reinvestments . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,147,830               10,594,759
   Cost of Shares Redeemed. . . . . . . . . . . . . . . . . . . . . . . . . . .        (74,753,275)             (73,440,345)
                                                                                  ----------------         ----------------
Net Increase from Capital Transactions in Shares of Beneficial Interest . . . .         46,807,919              110,716,159
                                                                                  ----------------         ----------------
TOTAL INCREASE IN NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . .        138,370,225              174,622,550
NET ASSETS
Beginning of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        451,762,440              277,139,890
                                                                                  ----------------         ----------------
End of Period (including undistributed net investment income of
   $6,022 and $24,622 for period ended June 30, 1997 and
   December 31, 1996, respectively) . . . . . . . . . . . . . . . . . . . . . .   $    590,132,665         $    451,762,440
                                                                                  ----------------         ----------------
                                                                                  ----------------         ----------------

---------------------
+   Unaudited

                   See Notes to Financial Statements on Page 8

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the periods indicated for the BT Investment Equity 500 Index Fund.

                                                                                               FOR THE YEAR ENDED
                                                                    FOR THE                        DECEMBER 31,
                                                                 PERIOD ENDED     -----------------------------------------------
                                                                 JUNE 30, 1997+     1996         1995         1994         1993
                                                                 --------------   --------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE, BEGINNING OF PERIOD. . . . . . . . . . . . . .     $  16.51      $  13.82     $  10.36     $  10.57     $  10.00
                                                                    --------      --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income. . . . . . . . . . . . . . . . . . . .         0.15          0.30         0.29         0.22         0.24
   Net Realized and Unrealized Gain (Loss) on
   Investments and Futures Transactions . . . . . . . . . . . .         3.22          2.83         3.53        (0.10)        0.71
                                                                    --------      --------     --------     --------     --------
Total from Investment Operations                                        3.37          3.13         3.82         0.12         0.95
                                                                    --------      --------     --------     --------     --------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income. . . . . . . . . . . . . . . . . . . .        (0.15)        (0.30)       (0.29)       (0.22)       (0.24)
   Net Realized Gain from Investments and Futures
      Transactions. . . . . . . . . . . . . . . . . . . . . . .           --         (0.14)       (0.07)       (0.11)       (0.14)
                                                                    --------      --------     --------     --------     --------
   Total Distributions. . . . . . . . . . . . . . . . . . . . .        (0.15)        (0.44)       (0.36)       (0.33)       (0.38)
                                                                    --------      --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD. . . . . . . . . . . . . . . . .     $  19.73      $  16.51     $  13.82     $  10.36     $  10.57
                                                                    --------      --------     --------     --------     --------
                                                                    --------      --------     --------     --------     --------
TOTAL INVESTMENT RETURN . . . . . . . . . . . . . . . . . . . .       20.47%        22.83%       37.15%        1.15%        9.53%

SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Period (000s omitted) . . . . . . . . . .     $590,133      $451,762     $277,140     $181,898     $  1,835
   Ratios to Average Net Assets:
      Net Investment Income . . . . . . . . . . . . . . . . . .        1.70%*        2.05%        2.38%        2.68%        2.53%
      Expenses, including expenses of the
       Equity 500 Index Portfolio . . . . . . . . . . . . . . .        0.25%*        0.25%        0.25%        0.25%        0.25%
      Decrease Reflected in Above Expense Ratio Due
       to Absorption of Expenses by Bankers Trust . . . . . . .        0.21%*        0.22%        0.23%        0.29%        1.82%

---------------------
+   Unaudited
*   Annualized



                  See Notes to Financial Statements on Page 8
                                       7

--------------------------------------------------------------------------------
BT INVESTMENT EQUITY 500 INDEX FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A.  ORGANIZATION

BT Pyramid Mutual Funds Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as open-end management investment companies. The Trust was organized on February 28, 1992, as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. The BT Investment Equity 500 Index Fund (the "Fund") is offered to investors by its respective Trust. The Fund commenced operations and began offering shares of beneficial interest on December 31, 1992.

The Fund invests substantially all of its assets in the Equity 500 Index Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At June 30, 1997, the Fund's investment was 23.65% of the Portfolio.

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, is contained elsewhere in this report.

B.  INVESTMENT INCOME

The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

C.  DIVIDENDS

It is the Fund's policy to declare and distribute dividends quarterly to shareholders from net investment income. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, will be made annually.

D.  FEDERAL INCOME TAXES

It is the Funds' policy to comply with the requirements of the Internal Revenue Code and distribute its income to shareholders. Therefore, no federal income tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

E.  OTHER

The Trust accounts separately for the assets, liabilities and operations of the Fund. Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to the Trust are allocated among the Funds in the Trust.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES

The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of 0.30 of 1% of the Fund's average daily net assets. For the six months ended June 30, 1997, this fee aggregated $757,602.

Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the Act, Edgewood Services, Inc. ("Edgewood") may seek reimbursement at an annual rate not exceeding 0.20 of 1% of each Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of each Fund's shares. For the six months ended June 30, 1997, there were no reimbursable expenses incurred under this agreement.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.17 of 1% of the average daily net assets of the Fund, excluding expenses of the Portfolio, and 0.25 of 1% of the average daily net assets of the Fund, including expenses of the Portfolio. For the six months ended June 30, 1997, expenses have been reduced by $350,986.

Certain trustees and officers of the Fund are also directors, officers and/or employees of Edgewood. None of the trustees so affiliated received compensation for services as trustees of the Fund. Similarly, none of the Fund's officers received compensation from the Funds.

NOTE 3--SHARES OF BENEFICIAL INTEREST

At June 30, 1997, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                      FOR THE SIX MONTHS ENDED          FOR THE YEAR ENDED
                      JUNE 30, 1997 (UNAUDITED)         DECEMBER 31, 1996
                    ---------------------------     ---------------------------
                      SHARES         AMOUNT           SHARES         AMOUNT
                    ----------    --------------    ----------  ---------------
Sold. . . . . . .    6,532,967    $  117,413,364    11,525,460   $  173,561,745
Reinvested. . . .      224,728         4,147,830       671,568       10,594,759
Redeemed. . . . .   (4,210,731)      (74,753,275)   (4,875,018)     (73,440,345)
                    ----------    --------------    ----------   --------------
Net Increase. . .    2,546,964    $   46,807,919     7,322,010   $  110,716,159
                    ----------    --------------    ----------   --------------
                    ----------    --------------    ----------   --------------

--------------------------------------------------------------------------------
EQUITY 500 INDEX PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS   JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

  Shares                           Description                        Value
----------                         -----------                    -------------

               COMMON STOCK - 98.92%
               AEROSPACE - 1.86%
   262,188     Boeing Co.. . . . . . . . . . . . . . . . . . . .  $  13,912,351
    26,222     General Dynamics Corp.. . . . . . . . . . . . . .      1,966,650
    70,145     Lockheed Martin Corp. . . . . . . . . . . . . . .      7,264,392
    75,976     McDonnell Douglas Corp. . . . . . . . . . . . . .      5,204,356
    21,079     Northrop Grumman Corp.. . . . . . . . . . . . . .      1,851,000
    89,614     Raytheon Co.. . . . . . . . . . . . . . . . . . .      4,570,314
    73,524     Rockwell International Corp.. . . . . . . . . . .      4,337,916
    86,112     United Technologies Corp. . . . . . . . . . . . .      7,147,296
                                                                  -------------
                                                                     46,254,275
                                                                  -------------

               AIRLINES - 0.30%
    32,602     AMR Corp. (a) . . . . . . . . . . . . . . . . . .      3,015,685
    28,949     Delta Air Lines, Inc. . . . . . . . . . . . . . .      2,373,818
    47,100     Southwest Airlines Co.. . . . . . . . . . . . . .      1,218,713
    22,215     U.S. Airways Group Inc. (a) . . . . . . . . . . .        777,525
                                                                  -------------
                                                                      7,385,741
                                                                  -------------

               APPAREL, TEXTILES - 0.59%
    17,703     Charming Shoppes, Inc. (a). . . . . . . . . . . .         92,388
    83,414     Corning Inc.. . . . . . . . . . . . . . . . . . .      4,639,904
    27,000     Fruit of the Loom, Inc. Cl. A (a) . . . . . . . .        837,000
    26,503     Liz Claiborne, Inc. . . . . . . . . . . . . . . .      1,235,702
    71,648     Nike, Inc. Cl. B. . . . . . . . . . . . . . . . .      4,182,452
    19,929     Reebok International Ltd. (a) . . . . . . . . . .        931,681
     7,711     Russell Corp. . . . . . . . . . . . . . . . . . .        228,438
     8,004     Springs Industries, Inc. Cl. A. . . . . . . . . .        422,211
     6,549     Stride Rite Corp. . . . . . . . . . . . . . . . .         84,318
    23,515     V.F. Corp.. . . . . . . . . . . . . . . . . . . .      2,001,714
                                                                  -------------
                                                                     14,655,808
                                                                  -------------

               AUTO RELATED - 2.10%
    61,800     AutoZone, Inc. (a). . . . . . . . . . . . . . . .      1,456,162
   257,402     Chrysler Corp.. . . . . . . . . . . . . . . . . .      8,446,003
    13,034     Cummins Engine Co., Inc.. . . . . . . . . . . . .        919,712
    31,274     Dana Corp.. . . . . . . . . . . . . . . . . . . .      1,188,412
    28,982     Eaton Corp. . . . . . . . . . . . . . . . . . . .      2,530,491
    22,344     Echlin, Inc.. . . . . . . . . . . . . . . . . . .        804,384
   407,064     Ford Motor Co.. . . . . . . . . . . . . . . . . .     15,366,666
   270,784     General Motors Corp.. . . . . . . . . . . . . . .     15,079,284
    65,426     Genuine Parts Co. . . . . . . . . . . . . . . . .      2,216,306
    32,580     PACCAR Inc. . . . . . . . . . . . . . . . . . . .      1,512,934
    31,043     Parker Hannifin Corp. . . . . . . . . . . . . . .      1,883,922
    26,496     Timken Co.. . . . . . . . . . . . . . . . . . . .        942,264
                                                                  -------------
                                                                     52,346,540
                                                                  -------------
               BANKS - 7.06%
    42,834     Ahmanson (H.F.) & Co. . . . . . . . . . . . . . .      1,841,862
   200,634     Banc One Corp.. . . . . . . . . . . . . . . . . .      9,718,209
   147,100     Bank of New York Company, Inc.. . . . . . . . . .      6,398,850
   261,572     BankAmerica Corp. . . . . . . . . . . . . . . . .     16,887,742
    55,867     BankBoston Corp.. . . . . . . . . . . . . . . . .      4,025,916
    75,894     Barnett Banks, Inc. . . . . . . . . . . . . . . .      3,984,435
   154,852     Chase Manhattan Corp. . . . . . . . . . . . . . .     15,030,322
   166,966     Citicorp. . . . . . . . . . . . . . . . . . . . .     20,129,838
    42,700     Comerica, Inc.. . . . . . . . . . . . . . . . . .      2,903,600
    83,564     CoreStates Financial Corp.. . . . . . . . . . . .      4,491,565
    39,600     Fifth Third Bancorp . . . . . . . . . . . . . . .      3,249,675
   117,736     First Chicago NBD Corp. . . . . . . . . . . . . .      7,123,028
   101,750     First Union Corp. . . . . . . . . . . . . . . . .      9,411,875
    16,517     Golden West Financial Corp. . . . . . . . . . . .      1,156,190
    49,984     Great Western Financial Corp. . . . . . . . . . .      2,686,640
    86,800     KeyCorp . . . . . . . . . . . . . . . . . . . . .      4,849,950
   100,524     Mellon Bank Corp. . . . . . . . . . . . . . . . .      4,536,145
    65,360     Morgan (J.P.) & Company, Inc. . . . . . . . . . .      6,821,950
    84,600     National City Corp. . . . . . . . . . . . . . . .      4,441,500
   261,404     NationsBank Corp. . . . . . . . . . . . . . . . .     16,860,558
   135,308     Norwest Corp. . . . . . . . . . . . . . . . . . .      7,611,075
    19,000     Republic New York Corp. . . . . . . . . . . . . .      2,042,500
    74,060     SunTrust Banks, Inc.. . . . . . . . . . . . . . .      4,077,929
    53,588     U.S. Bancorp. . . . . . . . . . . . . . . . . . .      3,436,331
    56,100     Wachovia Corp.. . . . . . . . . . . . . . . . . .      3,271,331
    32,970     Wells Fargo & Co. . . . . . . . . . . . . . . . .      8,885,415
                                                                  -------------
                                                                    175,874,431
                                                                  -------------

               BEVERAGES - 3.87%
   185,080     Anheuser-Busch Companies, Inc.. . . . . . . . . .      7,761,793
    10,319     Brown-Forman, Inc. Cl. B. . . . . . . . . . . . .        503,696
   906,422     Coca-Cola Co. . . . . . . . . . . . . . . . . . .     61,183,485
    12,068     Coors (Adolph), Inc. Cl. B. . . . . . . . . . . .        321,311
   560,494     PepsiCo, Inc. . . . . . . . . . . . . . . . . . .     21,053,556
   138,537     Seagram Ltd.. . . . . . . . . . . . . . . . . . .      5,576,114
                                                                  -------------
                                                                     96,399,955
                                                                  -------------
               BUILDING AND CONSTRUCTION - 0.76%
    14,083     Armstrong World Industries, Inc.. . . . . . . . .      1,033,340
     7,290     Centex Corp.. . . . . . . . . . . . . . . . . . .        296,156
    10,366     Crane Co. . . . . . . . . . . . . . . . . . . . .        433,428
     9,306     Fleetwood Enterprises, Inc. . . . . . . . . . . .        277,435
   176,751     Home Depot, Inc.. . . . . . . . . . . . . . . . .     12,184,772
    63,711     Masco Corp. . . . . . . . . . . . . . . . . . . .      2,659,934
    13,650     Owens Corning . . . . . . . . . . . . . . . . . .        588,656
    35,230     Stanley Works . . . . . . . . . . . . . . . . . .      1,409,200
                                                                  -------------
                                                                     18,882,921
                                                                  -------------

               BUILDING, FOREST PRODUCTS - 0.46%
    20,303     Boise Cascade Corp. . . . . . . . . . . . . . . .        716,950
    34,728     Champion International Corp.. . . . . . . . . . .      1,918,722
    33,201     Georgia-Pacific Corp. . . . . . . . . . . . . . .      2,834,535
    24,554     Johnson Controls, Inc.. . . . . . . . . . . . . .      1,008,249
     2,245     Kaufman & Broad Home Corp.. . . . . . . . . . . .         39,428
    37,458     Louisiana-Pacific Corp. . . . . . . . . . . . . .        791,300
     4,801     Potlatch Corp.. . . . . . . . . . . . . . . . . .        217,245
    73,794     Weyerhaeuser Co.. . . . . . . . . . . . . . . . .      3,837,288
                                                                  -------------
                                                                     11,363,717
                                                                  -------------
               CHEMICALS AND TOXIC WASTE - 2.95%
    40,304     Air Products & Chemical, Inc. . . . . . . . . . .      3,274,700
    99,340     Amgen, Inc. (a) . . . . . . . . . . . . . . . . .      5,774,137
    85,176     Dow Chemical Co.. . . . . . . . . . . . . . . . .      7,420,959
   410,292     Du Pont (E.I.) de Nemours & Co. . . . . . . . . .     25,797,109
    33,081     Eastman Chemical Co.. . . . . . . . . . . . . . .      2,100,643
     9,950     FMC Corp. (a) . . . . . . . . . . . . . . . . . .        790,403
    26,349     Grace (W.R.) & Co.. . . . . . . . . . . . . . . .      1,452,489
    24,296     Great Lakes Chemical Corp.. . . . . . . . . . . .      1,272,503
    36,514     Hercules, Inc.. . . . . . . . . . . . . . . . . .      1,748,108
    29,702     Mallinckrodt, Inc.. . . . . . . . . . . . . . . .      1,128,676
   215,020     Monsanto Co.. . . . . . . . . . . . . . . . . . .      9,259,299
    50,906     Morton International, Inc.. . . . . . . . . . . .      1,536,725
    17,825     Nalco Chemical Co.. . . . . . . . . . . . . . . .        688,491
    65,842     PPG Industries, Inc.. . . . . . . . . . . . . . .      3,827,066
    18,238     Raychem Corp. . . . . . . . . . . . . . . . . . .      1,356,451
    25,359     Rohm & Haas Co. . . . . . . . . . . . . . . . . .      2,283,895
    43,500     Sigma-Aldrich Corp. . . . . . . . . . . . . . . .      1,525,219
    50,317     Union Carbide Corp. . . . . . . . . . . . . . . .      2,368,044
                                                                  -------------
                                                                     73,604,917
                                                                  -------------


                  See Notes to Financial Statements on Page 17

--------------------------------------------------------------------------------
EQUITY 500 INDEX PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS   JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

  Shares                           Description                        Value
----------                         -----------                     ------------

               COMPUTER SERVICES - 1.24%
   121,200     3Com Corp. (a). . . . . . . . . . . . . . . . . .   $  5,454,000
    28,800     Adobe Systems, Inc. . . . . . . . . . . . . . . .      1,009,800
   106,512     Automatic Data Processing, Inc. . . . . . . . . .      5,006,064
    56,600     Cabletron Systems, Inc. (a) . . . . . . . . . . .      1,602,487
   148,850     CUC International, Inc. (a) . . . . . . . . . . .      3,842,191
    61,100     Dell Computer Corp. (a) . . . . . . . . . . . . .      7,175,431
    90,900     EMC Corp. (a) . . . . . . . . . . . . . . . . . .      3,545,100
    51,100     Parametric Technology Co. (a) . . . . . . . . . .      2,174,944
    65,315     Silicon Graphics, Inc. (a). . . . . . . . . . . .        979,725
                                                                  -------------
                                                                     30,789,742
                                                                  -------------

               COMPUTER SOFTWARE - 3.77%
   243,200     Cisco Systems, Inc. (a) . . . . . . . . . . . . .     16,324,800
   130,850     Computer Associates International, Inc. . . . . .      7,286,709
   435,500     Microsoft Corp. (a) . . . . . . . . . . . . . . .     55,036,312
   241,404     Oracle Corp. (a). . . . . . . . . . . . . . . . .     12,160,727
    93,300     Seagate Technology, Inc. (a). . . . . . . . . . .      3,282,994
                                                                  -------------
                                                                     94,091,542
                                                                  -------------

               CONTAINERS - 0.25%
    38,730     Avery Dennison Corp.. . . . . . . . . . . . . . .      1,554,041
     3,054     Ball Corp.. . . . . . . . . . . . . . . . . . . .         91,811
    51,850     Crown Cork & Seal Company, Inc. . . . . . . . . .      2,770,734
    43,649     Stone Container Corp. (a) . . . . . . . . . . . .        624,726
    23,522     Temple-Inland, Inc. . . . . . . . . . . . . . . .      1,270,188
                                                                  -------------
                                                                      6,311,500
                                                                  -------------

               COSMETICS AND TOILETRIES - 1.01%
     3,098     Alberto-Culver Co. Cl. B. . . . . . . . . . . . .         86,744
    53,128     Avon Products, Inc. . . . . . . . . . . . . . . .      3,748,844
   202,808     Gillette Co.. . . . . . . . . . . . . . . . . . .     19,216,058
    43,587     International Flavors & Fragrances, Inc.. . . . .      2,201,143
                                                                  -------------
                                                                     25,252,789
                                                                  -------------

               DIVERSIFIED - 1.44%
    54,869     Allegheny Teledyne, Inc.. . . . . . . . . . . . .      1,481,463
    27,602     Ceridian Corp. (a). . . . . . . . . . . . . . . .      1,166,184
    48,500     First Bank System, Inc. . . . . . . . . . . . . .      4,140,688
    42,200     Loews Corp. . . . . . . . . . . . . . . . . . . .      4,225,275
   151,278     Minnesota Mining & Manufacturing Co.. . . . . . .     15,430,356
     3,927     NACCO Industries, Inc. Cl. A. . . . . . . . . . .        221,630
    52,564     Pall Corp.. . . . . . . . . . . . . . . . . . . .      1,222,113
    56,315     Praxair, Inc. . . . . . . . . . . . . . . . . . .      3,153,640
    24,020     SUPERVALU, Inc. . . . . . . . . . . . . . . . . .        828,690
    59,606     Textron, Inc. . . . . . . . . . . . . . . . . . .      3,956,348
                                                                  -------------
                                                                     35,826,387
                                                                  -------------

               DRUGS - 6.74%
   233,966     American Home Products Corp.. . . . . . . . . . .     17,898,399
   363,478     Bristol-Myers Squibb Co.. . . . . . . . . . . . .     29,441,718
   203,070     Lilly (Eli) & Co. . . . . . . . . . . . . . . . .     22,198,089
   438,697     Merck & Company, Inc. . . . . . . . . . . . . . .     45,405,139
   234,604     Pfizer, Inc.. . . . . . . . . . . . . . . . . . .     28,035,178
   267,616     Schering-Plough Corp. . . . . . . . . . . . . . .     12,812,116
    98,586     Warner-Lambert Co.. . . . . . . . . . . . . . . .     12,249,311
                                                                  -------------
                                                                    168,039,950
                                                                  -------------

               ELECTRICAL EQUIPMENT - 4.61%
 1,187,244     General Electric Co.. . . . . . . . . . . . . . .     77,616,077
    49,000     General Instrument Corp. (a). . . . . . . . . . .      1,225,000
    21,272     General Signal Corp.. . . . . . . . . . . . . . .        927,991
    16,465     Grainger (W.W.), Inc. . . . . . . . . . . . . . .      1,287,357
   370,740     Hewlett-Packard Co. . . . . . . . . . . . . . . .     20,761,440
    41,823     ITT Corp. (a) . . . . . . . . . . . . . . . . . .      2,553,817
    40,923     ITT Industries, Inc.. . . . . . . . . . . . . . .      1,053,767
    61,132     Tyco International Ltd. . . . . . . . . . . . . .      4,252,495
   226,310     Westinghouse Electric Corp. . . . . . . . . . . .      5,233,419
                                                                  -------------
                                                                    114,911,363
                                                                  -------------

               ELECTRONICS - 4.65%
    53,641     Advanced Micro Devices, Inc. (a). . . . . . . . .      1,931,076
     6,027     Aeroquip-Vickers, Inc.. . . . . . . . . . . . . .        284,776
   102,406     AlliedSignal, Inc.. . . . . . . . . . . . . . . .      8,602,104
    87,473     AMP, Inc. . . . . . . . . . . . . . . . . . . . .      3,651,998
    68,400     Applied Materials, Inc. (a) . . . . . . . . . . .      4,843,575
   158,900     Emerson Electric Co.. . . . . . . . . . . . . . .      8,749,431
    14,471     Harris Corp.. . . . . . . . . . . . . . . . . . .      1,215,564
   298,014     Intel Corp. . . . . . . . . . . . . . . . . . . .     42,262,110
    52,500     LSI Logic Corp. (a) . . . . . . . . . . . . . . .      1,680,000
    79,600     Micron Technology, Inc. (a) . . . . . . . . . . .      3,179,025
   215,842     Motorola, Inc.. . . . . . . . . . . . . . . . . .     16,403,992
    54,426     National Semiconductor Corp. (a). . . . . . . . .      1,666,796
    97,401     Northern Telecom Ltd. . . . . . . . . . . . . . .      8,863,491
    17,325     Perkin-Elmer Corp.. . . . . . . . . . . . . . . .      1,378,420
    18,638     Scientific-Atlanta, Inc.. . . . . . . . . . . . .        407,706
     8,438     Tektronix, Inc. . . . . . . . . . . . . . . . . .        506,280
    69,528     Texas Instruments, Inc. . . . . . . . . . . . . .      5,844,698
    58,600     Thermo Electron Corp. (a) . . . . . . . . . . . .      1,992,400
    18,900     Thomas & Betts Corp.. . . . . . . . . . . . . . .        993,431
    19,559     Western Atlas, Inc. (a) . . . . . . . . . . . . .      1,432,697
                                                                  -------------
                                                                    115,889,570
                                                                  -------------

               ENVIRONMENTAL CONTROL - 0.38%
    80,535     Browning-Ferris Industries, Inc.. . . . . . . . .      2,677,789
    82,500     Laidlaw, Inc. Cl. B . . . . . . . . . . . . . . .      1,139,531
     7,526     Safety-Kleen Corp.. . . . . . . . . . . . . . . .        127,001
   170,358     Waste Management, Inc.. . . . . . . . . . . . . .      5,472,751
                                                                  -------------
                                                                      9,417,072
                                                                  -------------

               FINANCIAL SERVICES - 4.45%
   172,566     American Express Co.. . . . . . . . . . . . . . .     12,856,167
    19,552     Beneficial Corp.. . . . . . . . . . . . . . . . .      1,389,414
    60,300     Charles Schwab Corp.. . . . . . . . . . . . . . .      2,453,456
    32,100     Countrywide Credit Industries . . . . . . . . . .      1,001,119
    52,000     Equifax . . . . . . . . . . . . . . . . . . . . .      1,933,750
   387,964     Federal National Mortgage Assn. . . . . . . . . .     16,924,929
   251,524     Federal Home Loan Mortgage Corp.. . . . . . . . .      8,646,137
   163,000     First Data Corp.. . . . . . . . . . . . . . . . .      7,161,813
    94,844     Fleet Financial Group, Inc. . . . . . . . . . . .      5,998,883
    54,900     Green Tree Financial Corp.. . . . . . . . . . . .      1,955,813
    42,823     Hartford Financial Services Group . . . . . . . .      3,543,603
    35,358     Household International, Inc. . . . . . . . . . .      4,152,355
   121,417     MBNA Corp.. . . . . . . . . . . . . . . . . . . .      4,446,898
   120,076     Merrill Lynch & Co., Inc. . . . . . . . . . . . .      7,159,532
   209,393     Morgan Stanley, Dean Witter, Discover & Co. . . .      9,016,986
   121,233     PNC Bank Corp.. . . . . . . . . . . . . . . . . .      5,046,324
    43,633     Salomon, Inc. . . . . . . . . . . . . . . . . . .      2,427,086
   233,012     Travelers Group, Inc. . . . . . . . . . . . . . .     14,694,319
                                                                  -------------
                                                                    110,808,584
                                                                  -------------

               FOOD SERVICES/LODGING - 0.56%
    48,919     Darden Restaurants, Inc.. . . . . . . . . . . . .        443,328
   251,514     McDonald's Corp.. . . . . . . . . . . . . . . . .     12,151,270
    50,462     Wendy's International, Inc. . . . . . . . . . . .      1,308,858
                                                                  -------------
                                                                     13,903,456
                                                                  -------------


                  See Notes to Financial Statements on Page 17

--------------------------------------------------------------------------------
EQUITY 500 INDEX PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS  JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

  Shares                           Description                        Value
----------                         -----------                     ------------

               FOODS - 3.04%
   202,902     Archer-Daniels-Midland Co.. . . . . . . . . . . .   $  4,768,197
   168,054     Campbell Soup Co. . . . . . . . . . . . . . . . .      8,402,700
    87,616     ConAgra, Inc. . . . . . . . . . . . . . . . . . .      5,618,376
    53,330     CPC International, Inc. . . . . . . . . . . . . .      4,923,026
    56,719     General Mills, Inc. . . . . . . . . . . . . . . .      3,693,825
   133,575     Heinz (H.J.) Co.. . . . . . . . . . . . . . . . .      6,161,147
    44,394     Hershey Foods Corp. . . . . . . . . . . . . . . .      2,455,543
    74,207     Kellogg Co. . . . . . . . . . . . . . . . . . . .      6,353,974
    26,400     Pioneer Hi-Bred International, Inc. . . . . . . .      2,112,000
    49,584     Quaker Oats Co. . . . . . . . . . . . . . . . . .      2,225,082
    35,105     Ralston-Purina Group. . . . . . . . . . . . . . .      2,885,192
   174,587     Sara Lee Corp.. . . . . . . . . . . . . . . . . .      7,267,184
    72,110     Sysco Corp. . . . . . . . . . . . . . . . . . . .      2,632,015
    59,817     Unilever N.V. ADR . . . . . . . . . . . . . . . .     13,040,106
    28,327     Whitman Corp. . . . . . . . . . . . . . . . . . .        717,027
    37,292     Wrigley (WM) Jr. Co.. . . . . . . . . . . . . . .      2,498,564
                                                                  -------------
                                                                     75,753,958
                                                                  -------------

               FOREST PRODUCTS AND PAPER - 0.05%
    16,800     Willamette Industries, Inc. . . . . . . . . . . .      1,176,000
                                                                  -------------

               HEALTHCARE - 1.12%
   281,122     Abbott Laboratories . . . . . . . . . . . . . . .     18,764,894
   235,022     Columbia/HCA Healthcare Corp. . . . . . . . . . .      9,239,302
                                                                  -------------
                                                                     28,004,196
                                                                  -------------

               HOSPITAL SUPPLIES AND HEALTHCARE - 2.99%
    24,601     Allergan, Inc.. . . . . . . . . . . . . . . . . .        782,619
    32,734     Alza Corp. (a). . . . . . . . . . . . . . . . . .        949,286
    25,777     Bard (C.R.), Inc. . . . . . . . . . . . . . . . .        936,027
    23,723     Bausch & Lomb, Inc. . . . . . . . . . . . . . . .      1,117,946
    97,063     Baxter International Inc. . . . . . . . . . . . .      5,071,542
    44,332     Becton, Dickinson & Co. . . . . . . . . . . . . .      2,244,307
    21,282     Beverly Enterprises (a) . . . . . . . . . . . . .        345,833
    49,750     Biomet, Inc.. . . . . . . . . . . . . . . . . . .        926,594
    73,700     Boston Scientific Corp. (a) . . . . . . . . . . .      4,527,944
    39,400     Cardinal Health, Inc. . . . . . . . . . . . . . .      2,255,650
    26,900     Guidant Corp. . . . . . . . . . . . . . . . . . .      2,286,500
   119,100     HEALTHSOUTH Corp. (a) . . . . . . . . . . . . . .      2,970,056
    56,600     Humana, Inc. (a). . . . . . . . . . . . . . . . .      1,308,875
   484,096     Johnson & Johnson . . . . . . . . . . . . . . . .     31,163,680
    19,160     Manor Care, Inc.. . . . . . . . . . . . . . . . .        625,095
    87,052     Medtronic, Inc. . . . . . . . . . . . . . . . . .      7,051,212
    10,574     Shared Medical Systems Corp.. . . . . . . . . . .        570,996
    32,119     St. Jude Medical, Inc. (a). . . . . . . . . . . .      1,252,641
   116,010     Tenet Healthcare Corp. (a). . . . . . . . . . . .      3,429,546
    71,100     United Healthcare Corp. . . . . . . . . . . . . .      3,697,200
    25,048     U.S. Surgical Corp. . . . . . . . . . . . . . . .        933,038
                                                                  -------------
                                                                     74,446,587
                                                                  -------------

               HOTEL/MOTEL - 0.34%
    58,200     HFS, Inc. (a) . . . . . . . . . . . . . . . . . .      3,375,600
    87,841     Hilton Hotels Corp. . . . . . . . . . . . . . . .      2,333,277
    45,990     Marriott International, Inc.. . . . . . . . . . .      2,822,636
                                                                  -------------
                                                                      8,531,513
                                                                  -------------

               HOUSEHOLD FURNISHINGS - 0.18%
    26,912     Maytag Corp.. . . . . . . . . . . . . . . . . . .        703,076
    57,858     Newell Co.. . . . . . . . . . . . . . . . . . . .      2,292,623
    28,739     Whirlpool Corp. . . . . . . . . . . . . . . . . .      1,568,072
                                                                  -------------
                                                                      4,563,771
                                                                  -------------

               HOUSEHOLD PRODUCTS - 1.88%
    18,752     Clorox Co.. . . . . . . . . . . . . . . . . . . .      2,475,264
   106,702     Colgate-Palmolive Co. . . . . . . . . . . . . . .      6,962,305
   246,170     Procter & Gamble Co.. . . . . . . . . . . . . . .     34,771,513
    54,502     Rubbermaid, Inc.. . . . . . . . . . . . . . . . .      1,621,435
    26,596     Tupperware Corp.. . . . . . . . . . . . . . . . .        970,754
                                                                  -------------
                                                                     46,801,271
                                                                  -------------

               INSURANCE - 3.63%
    55,759     Aetna, Inc. . . . . . . . . . . . . . . . . . . .      5,708,328
   158,150     Allstate Corp.. . . . . . . . . . . . . . . . . .     11,544,950
    91,751     American General Corp.. . . . . . . . . . . . . .      4,381,110
   170,567     American International Group, Inc.. . . . . . . .     25,478,446
    56,350     Aon Corp. . . . . . . . . . . . . . . . . . . . .      2,916,112
    61,872     Chubb Corp. . . . . . . . . . . . . . . . . . . .      4,137,690
    27,033     CIGNA Corp. . . . . . . . . . . . . . . . . . . .      4,798,357
    72,100     Conseco, Inc. . . . . . . . . . . . . . . . . . .      2,667,700
    31,278     General Re Corp.. . . . . . . . . . . . . . . . .      5,692,596
    20,577     Jefferson-Pilot Corp. . . . . . . . . . . . . . .      1,437,818
    34,410     Lincoln National Corp.. . . . . . . . . . . . . .      2,215,144
    60,124     Marsh & McLennan Companies, Inc.. . . . . . . . .      4,291,350
    18,200     MBIA, Inc.. . . . . . . . . . . . . . . . . . . .      2,053,187
    45,800     MGIC Investment Corp. . . . . . . . . . . . . . .      2,195,538
    39,898     Providian Financial . . . . . . . . . . . . . . .      1,281,723
    49,502     SAFECO Corp.. . . . . . . . . . . . . . . . . . .      2,311,125
    33,030     St. Paul Companies, Inc.. . . . . . . . . . . . .      2,518,538
    28,434     Torchmark Corp. . . . . . . . . . . . . . . . . .      2,025,923
    50,700     UNUM Corp.  . . . . . . . . . . . . . . . . . . .      2,129,400
    31,717     USF&G Corp. . . . . . . . . . . . . . . . . . . .        761,208
                                                                  -------------
                                                                     90,546,243
                                                                  -------------

               LEISURE RELATED - 1.15%
    25,714     American Greetings Corp.. . . . . . . . . . . . .        954,632
    26,742     Brunswick Corp. . . . . . . . . . . . . . . . . .        835,688
   247,357     Disney (Walt) Co. . . . . . . . . . . . . . . . .     19,850,399
    19,839     Harcourt General, Inc.. . . . . . . . . . . . . .        944,832
    38,615     Harrah's Entertainment, Inc. (a). . . . . . . . .        704,724
    52,387     Hasbro, Inc.. . . . . . . . . . . . . . . . . . .      1,486,481
     6,139     Jostens, Inc. . . . . . . . . . . . . . . . . . .        164,218
   112,465     Mattel, Inc.. . . . . . . . . . . . . . . . . . .      3,809,752
                                                                  -------------
                                                                     28,750,726
                                                                  -------------

               MACHINERY - 1.48%
    35,771     Black & Decker Corp.. . . . . . . . . . . . . . .      1,330,234
    13,082     Briggs & Stratton Corp. . . . . . . . . . . . . .        654,100
    29,500     Case Corp.. . . . . . . . . . . . . . . . . . . .      2,031,812
    69,282     Caterpillar Inc.. . . . . . . . . . . . . . . . .      7,439,155
     8,147     Cincinnati Milacron, Inc. . . . . . . . . . . . .        211,313
    42,948     Cooper Industries, Inc. . . . . . . . . . . . . .      2,136,663
    93,123     Deere & Co. . . . . . . . . . . . . . . . . . . .      5,110,125
    40,904     Dover Corp. . . . . . . . . . . . . . . . . . . .      2,515,596
    68,382     Dresser Industries, Inc.. . . . . . . . . . . . .      2,547,230
    31,430     Echo Bay Mines Ltd. (a) . . . . . . . . . . . . .        180,723
    15,647     Giddings & Lewis, Inc.. . . . . . . . . . . . . .        326,631
    20,722     Harnischfeger Industries, Inc.. . . . . . . . . .        859,963
    94,192     Illinois Tool Works, Inc. . . . . . . . . . . . .      4,703,713
    44,331     Ingersoll-Rand Co.. . . . . . . . . . . . . . . .      2,737,439
    20,392     Millipore Corp. . . . . . . . . . . . . . . . . .        897,248
    11,758     Navistar International Corp. (a). . . . . . . . .        202,826
    15,494     Snap-On, Inc. . . . . . . . . . . . . . . . . . .        610,076
    41,872     TRW Inc.. . . . . . . . . . . . . . . . . . . . .      2,378,853
                                                                  -------------
                                                                     36,873,700
                                                                  -------------


                  See Notes to Financial Statements on Page 17

--------------------------------------------------------------------------------
EQUITY 500 INDEX PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS  JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

  Shares                           Description                        Value
----------                         -----------                     ------------

               METALS - 1.21%
    79,836     Alcan Aluminum Ltd. . . . . . . . . . . . . . . .   $  2,769,311
    68,400     Aluminum Company of America . . . . . . . . . . .      5,155,650
    68,935     Armco, Inc. (a) . . . . . . . . . . . . . . . . .        267,123
    17,349     Asarco, Inc.. . . . . . . . . . . . . . . . . . .        531,313
   149,400     Barrick Gold Corp.. . . . . . . . . . . . . . . .      3,286,800
    48,600     Battle Mountain Gold Co.. . . . . . . . . . . . .        276,413
    44,249     Bethlehem Steel Corp. (a) . . . . . . . . . . . .        461,849
    31,994     Cyprus Amax Minerals Co.. . . . . . . . . . . . .        783,853
    43,808     Engelhard Corp. . . . . . . . . . . . . . . . . .        917,230
    33,500     Freeport-McMoRan Copper & Gold, Inc. Cl. B. . . .      1,042,688
    69,743     Homestake Mining Co.. . . . . . . . . . . . . . .        911,018
    62,966     Inco Ltd. . . . . . . . . . . . . . . . . . . . .      1,892,915
    18,203     Inland Steel Industries, Inc. . . . . . . . . . .        475,553
    57,710     Newmont Mining Corp.. . . . . . . . . . . . . . .      2,250,690
    35,494     Nucor Corp. . . . . . . . . . . . . . . . . . . .      2,005,411
    25,108     Phelps Dodge Corp.. . . . . . . . . . . . . . . .      2,138,888
    98,104     Placer Dome, Inc. . . . . . . . . . . . . . . . .      1,606,453
    25,549     Reynolds Metals Co. . . . . . . . . . . . . . . .      1,820,366
    33,077     USX-U.S. Steel Group, Inc.. . . . . . . . . . . .      1,159,762
    22,279     Worthington Industries, Inc.. . . . . . . . . . .        407,984
                                                                  -------------
                                                                     30,161,270
                                                                  -------------

               MISCELLANEOUS - 0.10%
         1     ACNielsen Corp. (a) . . . . . . . . . . . . . . .             20
    60,879     Cognizant Corp. . . . . . . . . . . . . . . . . .      2,465,599
                                                                  -------------
                                                                      2,465,619
                                                                  -------------

               OFFICE EQUIPMENT AND COMPUTERS - 2.99%
    35,857     Amdahl Corp. (a). . . . . . . . . . . . . . . . .        313,749
    50,442     Apple Computer, Inc. (a). . . . . . . . . . . . .        718,798
    20,214     Autodesk, Inc.. . . . . . . . . . . . . . . . . .        774,449
    99,613     Compaq Computer Corp. (a) . . . . . . . . . . . .      9,886,590
    27,186     Computer Sciences Corp. (a) . . . . . . . . . . .      1,960,790
    20,545     Data General Corp. (a). . . . . . . . . . . . . .        534,170
    61,432     Digital Equipment Corp. (a) . . . . . . . . . . .      2,176,996
    46,219     Honeywell, Inc. . . . . . . . . . . . . . . . . .      3,506,867
    55,462     Ikon Office Solutions, Inc. . . . . . . . . . . .      1,383,084
     9,046     Intergraph Corp. (a). . . . . . . . . . . . . . .         76,891
   363,182     IBM Corp. . . . . . . . . . . . . . . . . . . . .     32,754,477
    24,179     Moore Corp. Ltd.. . . . . . . . . . . . . . . . .        476,024
   130,292     Novell, Inc. (a). . . . . . . . . . . . . . . . .        903,901
    52,798     Pitney Bowes, Inc.. . . . . . . . . . . . . . . .      3,669,461
   134,056     Sun Microsystems, Inc. (a). . . . . . . . . . . .      4,989,397
    31,960     Tandem Computers, Inc. (a). . . . . . . . . . . .        647,190
    61,699     Unisys Corp. (a). . . . . . . . . . . . . . . . .        470,455
   117,635     Xerox Corp. . . . . . . . . . . . . . . . . . . .      9,278,460
                                                                  -------------
                                                                     74,521,749
                                                                  -------------

               OIL RELATED - 9.00%
    34,793     Amerada Hess Corp.. . . . . . . . . . . . . . . .      1,933,186
   181,102     Amoco Corp. . . . . . . . . . . . . . . . . . . .     15,744,555
    20,687     Ashland Inc.. . . . . . . . . . . . . . . . . . .        959,360
   117,050     Atlantic Richfield Co.. . . . . . . . . . . . . .      8,252,025
    52,644     Baker Hughes, Inc.. . . . . . . . . . . . . . . .      2,036,665
    45,800     Burlington Resources, Inc.. . . . . . . . . . . .      2,020,925
   237,466     Chevron Corp. . . . . . . . . . . . . . . . . . .     17,557,642
   902,514     Exxon Corp. . . . . . . . . . . . . . . . . . . .     55,504,611
    31,181     Fluor Corp. . . . . . . . . . . . . . . . . . . .      1,720,801
    18,138     Foster Wheeler Corp.. . . . . . . . . . . . . . .        734,589
    47,490     Halliburton Co. . . . . . . . . . . . . . . . . .      3,763,582
    10,708     Helmerich & Payne, Inc. . . . . . . . . . . . . .        617,048
    17,432     Kerr-McGee Corp.. . . . . . . . . . . . . . . . .      1,104,753
    10,762     Louisiana Land & Exploration Co.. . . . . . . . .        614,779
    26,387     McDermott International, Inc. . . . . . . . . . .        770,171
   286,742     Mobil Corp. . . . . . . . . . . . . . . . . . . .     20,036,097
    52,228     NorAm Energy Corp.. . . . . . . . . . . . . . . .        796,477
   119,014     Occidental Petroleum Corp.. . . . . . . . . . . .      2,982,788
    27,779     Oryx Energy Co. (a) . . . . . . . . . . . . . . .        586,831
    18,454     Pennzoil Co.. . . . . . . . . . . . . . . . . . .      1,416,344
    95,806     Phillips Petroleum Co.. . . . . . . . . . . . . .      4,191,513
    32,700     Rowan Companies, Inc. (a) . . . . . . . . . . . .        921,731
   782,404     Royal Dutch Petroleum Co. . . . . . . . . . . . .     42,543,218
    20,969     Santa Fe Energy Resources, Inc. (a) . . . . . . .        307,982
    89,181     Schlumberger Ltd. . . . . . . . . . . . . . . . .     11,147,625
    26,545     Sun Co, Inc.. . . . . . . . . . . . . . . . . . .        822,895
    64,634     Tenneco, Inc. . . . . . . . . . . . . . . . . . .      2,920,649
    99,661     Texaco, Inc.. . . . . . . . . . . . . . . . . . .     10,838,134
    91,148     Union Pacific Resources Group Inc.. . . . . . . .      2,267,307
    90,737     Unocal Corp.. . . . . . . . . . . . . . . . . . .      3,521,730
   104,564     USX-Marathon Group. . . . . . . . . . . . . . . .      3,019,286
    61,918     Williams Companies, Inc.. . . . . . . . . . . . .      2,708,913
                                                                  -------------
                                                                    224,364,212
                                                                  -------------

               PAPER - 0.84%
    12,631     Bemis Company, Inc. . . . . . . . . . . . . . . .        546,291
   110,744     International Paper Co. . . . . . . . . . . . . .      5,378,005
    36,835     James River Corp. . . . . . . . . . . . . . . . .      1,362,895
   203,430     Kimberly-Clark Corp.. . . . . . . . . . . . . . .     10,120,643
    23,051     Mead Corp.. . . . . . . . . . . . . . . . . . . .      1,434,925
    27,303     Union Camp Corp.. . . . . . . . . . . . . . . . .      1,365,150
    27,360     Westvaco Corp.. . . . . . . . . . . . . . . . . .        860,130
                                                                  -------------
                                                                     21,068,039
                                                                  -------------

               PHARMACEUTICALS - 0.27%
   191,632     Pharmacia & Upjohn, Inc.. . . . . . . . . . . . .      6,659,212
                                                                  -------------

               PHOTOGRAPHY AND OPTICAL - 0.41%
   119,526     Eastman Kodak Co. . . . . . . . . . . . . . . . .      9,173,621
    17,582     Polaroid Corp.. . . . . . . . . . . . . . . . . .        975,801
                                                                  -------------
                                                                     10,149,422
                                                                  -------------

               PRINTING AND PUBLISHING - 1.20%
    32,991     Deluxe Corp.. . . . . . . . . . . . . . . . . . .      1,125,818
    56,252     Donnelley (R.R.) & Sons Co. . . . . . . . . . . .      2,060,230
    26,972     Dow Jones & Co., Inc. . . . . . . . . . . . . . .      1,083,937
    62,179     Dun & Bradstreet Corp.. . . . . . . . . . . . . .      1,632,199
    50,496     Gannett Co., Inc. . . . . . . . . . . . . . . . .      4,986,480
     3,604     Harland (John H.) Co. . . . . . . . . . . . . . .         82,216
    36,626     Knight-Ridder, Inc. . . . . . . . . . . . . . . .      1,796,963
    40,030     McGraw-Hill Companies, Inc. . . . . . . . . . . .      2,354,264
     9,072     Meredith Corp.. . . . . . . . . . . . . . . . . .        263,088
    33,184     New York Times Co. Cl. A. . . . . . . . . . . . .      1,642,608
   185,015     Time Warner, Inc. . . . . . . . . . . . . . . . .      8,926,974
    26,929     Times Mirror Co. Cl. A. . . . . . . . . . . . . .      1,487,827
    51,096     Tribune Co. . . . . . . . . . . . . . . . . . . .      2,455,802
                                                                  -------------
                                                                     29,898,406
                                                                  -------------

               PROFESSIONAL SERVICES - 0.41%
    36,835     Block (H&R), Inc. . . . . . . . . . . . . . . . .      1,187,929
    16,700     Ecolab, Inc.. . . . . . . . . . . . . . . . . . .        797,425
     8,925     EG&G, Inc.. . . . . . . . . . . . . . . . . . . .        200,813
    26,307     Interpublic Group of Companies, Inc.. . . . . . .      1,612,948
    22,226     National Service Industries . . . . . . . . . . .      1,082,128
    92,892     Service Corporation International . . . . . . . .      3,053,825
    24,543     Transamerica Corp.. . . . . . . . . . . . . . . .      2,296,304
                                                                  -------------
                                                                     10,231,372
                                                                  -------------


                  See Notes to Financial Statements on Page 17

--------------------------------------------------------------------------------
EQUITY 500 INDEX PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS   JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
  Shares                           Description                        Value
----------                         -----------                     ------------

               RAILROADS - 0.83%
    58,262     Burlington Northern Santa Fe Corp.. . . . . . . .   $  5,236,297
    83,632     CSX Corp. . . . . . . . . . . . . . . . . . . . .      4,641,576
    43,851     Norfolk Southern Corp.. . . . . . . . . . . . . .      4,417,988
    89,747     Union Pacific Corp. . . . . . . . . . . . . . . .      6,327,164
                                                                  -------------
                                                                     20,623,025
                                                                  -------------

               REAL ESTATE - 0.02%
    11,166     Pulte Corp. . . . . . . . . . . . . . . . . . . .        385,925
                                                                  -------------

               RETAIL - 4.07%
    94,302     Albertson's, Inc. . . . . . . . . . . . . . . . .      3,442,023
    57,818     American Stores Co. . . . . . . . . . . . . . . .      2,854,764
    36,146     Circuit City Stores, Inc. . . . . . . . . . . . .      1,285,442
    82,799     Costco Companies, Inc. (a). . . . . . . . . . . .      2,722,017
    60,519     CVS Corp. . . . . . . . . . . . . . . . . . . . .      3,101,599
    79,108     Dayton Hudson Corp. . . . . . . . . . . . . . . .      4,207,557
    41,997     Dillard's Department Stores, Inc. Cl. A . . . . .      1,454,146
    77,200     Federated Department Stores, Inc. (a) . . . . . .      2,682,700
     6,779     Fleming Companies, Inc. . . . . . . . . . . . . .        122,022
    97,914     Gap, Inc. . . . . . . . . . . . . . . . . . . . .      3,806,407
    18,693     Giant Food, Inc.. . . . . . . . . . . . . . . . .        609,859
     8,825     Great Atlantic & Pacific Tea Co., Inc.. . . . . .        239,930
   183,303     Kmart Corp. (a) . . . . . . . . . . . . . . . . .      2,245,462
    92,320     Kroger Co. (a). . . . . . . . . . . . . . . . . .      2,677,280
   101,247     Limited, Inc. . . . . . . . . . . . . . . . . . .      2,050,252
    11,926     Longs Drug Stores, Inc. . . . . . . . . . . . . .        312,312
    63,994     Lowe's Companies, Inc.. . . . . . . . . . . . . .      2,375,777
    84,498     May Department Stores Co. . . . . . . . . . . . .      3,992,530
     8,830     Mercantile Stores Company, Inc. . . . . . . . . .        555,738
    32,029     Nordstrom, Inc. . . . . . . . . . . . . . . . . .      1,571,423
    90,050     Penney (J.C.) Company, Inc. . . . . . . . . . . .      4,699,484
    17,012     Pep Boys-Manny, Moe & Jack. . . . . . . . . . . .        579,471
    45,401     Rite Aid Corp.. . . . . . . . . . . . . . . . . .      2,264,375
   139,609     Sears, Roebuck & Co.. . . . . . . . . . . . . . .      7,503,984
    64,574     Sherwin-Williams Co.. . . . . . . . . . . . . . .      1,993,722
    24,383     Tandy Corp. . . . . . . . . . . . . . . . . . . .      1,365,448
    64,908     TJX Companies, Inc. . . . . . . . . . . . . . . .      1,711,948
   105,118     Toys 'R' Us, Inc. (a) . . . . . . . . . . . . . .      3,679,130
    90,934     Walgreen Co.. . . . . . . . . . . . . . . . . . .      4,876,336
   823,448     Wal-Mart Stores, Inc. . . . . . . . . . . . . . .     27,842,836
    47,080     Winn-Dixie Stores, Inc. . . . . . . . . . . . . .      1,753,730
    39,522     Woolworth Corp. (a) . . . . . . . . . . . . . . .        948,528
                                                                  -------------
                                                                    101,528,232
                                                                  -------------

               TELECOMMUNICATIONS - 4.00%
         1     360 Communications Co. (a). . . . . . . . . . . .             17
   190,335     Airtouch Communications, Inc. (a) . . . . . . . .      5,210,421
    59,900     Alltel Corp.. . . . . . . . . . . . . . . . . . .      2,002,906
   198,952     Ameritech Corp. . . . . . . . . . . . . . . . . .     13,516,301
    34,576     Andrew Corp. (a). . . . . . . . . . . . . . . . .        972,450
    76,200     Bay Networks, Inc. (a). . . . . . . . . . . . . .      2,024,062
   103,062     Comcast Corp. Cl. A . . . . . . . . . . . . . . .      2,202,950
    40,890     DSC Communications Corp. (a). . . . . . . . . . .        909,802
    61,800     Frontier Corp.. . . . . . . . . . . . . . . . . .      1,232,138
   347,036     GTE Corp. . . . . . . . . . . . . . . . . . . . .     15,226,205
     9,706     King World Productions, Inc.. . . . . . . . . . .        339,710
   232,541     Lucent Technologies, Inc. . . . . . . . . . . . .     16,757,486
   248,020     MCI Communications Corp.. . . . . . . . . . . . .      9,494,516
   159,300     NYNEX Corp. . . . . . . . . . . . . . . . . . . .      9,179,663
   217,416     Tele-Communications, Inc. Cl. A (a) . . . . . . .      3,234,063
    65,600     Tellabs, Inc. (a) . . . . . . . . . . . . . . . .      3,665,400
   109,349     Viacom, Inc. Cl. B (a). . . . . . . . . . . . . .      3,280,470
   324,500     WorldCom, Inc. (a). . . . . . . . . . . . . . . .     10,384,000
                                                                  -------------
                                                                     99,632,560
                                                                  -------------

               TIRE AND RUBBER - 0.21%
    20,651     Cooper Tire & Rubber Co.. . . . . . . . . . . . .        454,322
    23,352     Goodrich (B.F.) Co. . . . . . . . . . . . . . . .      1,011,434
    60,536     Goodyear Tire & Rubber Co.. . . . . . . . . . . .      3,832,686
                                                                  -------------
                                                                      5,298,442
                                                                  -------------

               TOBACCO - 1.74%
    68,874     Fortune Brands, Inc.. . . . . . . . . . . . . . .      2,569,861
   880,398     Philip Morris Companies, Inc. . . . . . . . . . .     39,067,661
    66,707     UST, Inc. . . . . . . . . . . . . . . . . . . . .      1,851,119
                                                                  -------------
                                                                     43,488,641
                                                                  -------------

               TRUCKING, SHIPPING - 0.17%
    13,982     Caliber System, Inc.. . . . . . . . . . . . . . .        520,829
    42,350     Federal Express Corp. (a) . . . . . . . . . . . .      2,445,713
    36,017     Ryder System, Inc.. . . . . . . . . . . . . . . .      1,188,561
                                                                  -------------
                                                                      4,155,103
                                                                  -------------

               UTILITIES - 6.54%
    59,310     American Electric Power Co. . . . . . . . . . . .      2,491,020
   598,506     AT&T Corp.. . . . . . . . . . . . . . . . . . . .     20,985,117
    44,425     Baltimore Gas & Electric Co.. . . . . . . . . . .      1,185,592
   159,139     Bell Atlantic Corp. . . . . . . . . . . . . . . .     12,074,672
   362,232     BellSouth Corp. . . . . . . . . . . . . . . . . .     16,798,509
    45,928     Carolina Power & Light Co.. . . . . . . . . . . .      1,647,667
    93,330     Central & South West Corp.. . . . . . . . . . . .      1,983,262
    51,122     CINergy Corp. . . . . . . . . . . . . . . . . . .      1,779,685
    37,766     Coastal Corp. . . . . . . . . . . . . . . . . . .      2,008,679
    22,435     Columbia Gas System, Inc. . . . . . . . . . . . .      1,463,884
    93,036     Consolidated Edison Company of New York, Inc. . .      2,738,747
    40,005     Consolidated Natural Gas Co.. . . . . . . . . . .      2,152,769
    69,206     Dominion Resources, Inc.. . . . . . . . . . . . .      2,534,670
    45,076     DTE Energy Co.. . . . . . . . . . . . . . . . . .      1,245,224
   130,795     Duke Power Co.. . . . . . . . . . . . . . . . . .      6,269,985
     4,142     Eastern Enterprises . . . . . . . . . . . . . . .        143,676
   149,070     Edison International. . . . . . . . . . . . . . .      3,708,116
    99,666     Enron Corp. . . . . . . . . . . . . . . . . . . .      4,067,619
    17,124     ENSERCH Corp. . . . . . . . . . . . . . . . . . .        381,009
   100,207     Entergy Corp. . . . . . . . . . . . . . . . . . .      2,743,167
    63,294     FPL Group, Inc. . . . . . . . . . . . . . . . . .      2,915,480
    52,400     GPU, Inc. . . . . . . . . . . . . . . . . . . . .      1,879,850
   104,356     Houston Industries, Inc.. . . . . . . . . . . . .      2,237,132
    42,042     Niagara Mohawk Power Corp. (a). . . . . . . . . .        359,985
    11,069     NICOR, Inc. . . . . . . . . . . . . . . . . . . .        397,100
    17,544     Northern States Power Co. . . . . . . . . . . . .        907,902
    63,984     Ohio Edison Co. . . . . . . . . . . . . . . . . .      1,395,651
    12,891     ONEOK, Inc. . . . . . . . . . . . . . . . . . . .        414,929
    23,768     Pacific Enterprises . . . . . . . . . . . . . . .        799,199
    92,789     PacifiCorp. . . . . . . . . . . . . . . . . . . .      2,041,358
    99,584     PECO Energy Co. . . . . . . . . . . . . . . . . .      2,091,264
     5,955     People's Energy Corp. . . . . . . . . . . . . . .        222,940
   167,905     PG&E Corp.. . . . . . . . . . . . . . . . . . . .      4,071,696
    45,100     PP&L Resources, Inc.. . . . . . . . . . . . . . .        899,181
    97,894     Public Service Enterprise Group, Inc. . . . . . .      2,447,350
   331,514     SBC Communications, Inc.. . . . . . . . . . . . .     20,512,429
    35,010     Sonat, Inc. . . . . . . . . . . . . . . . . . . .      1,794,262
   240,658     Southern Co.. . . . . . . . . . . . . . . . . . .      5,264,394
   132,182     Sprint Corp.. . . . . . . . . . . . . . . . . . .      6,956,078
    83,665     Texas Utilities Co. . . . . . . . . . . . . . . .      2,881,213


                  See Notes to Financial Statements on Page 17

--------------------------------------------------------------------------------
EQUITY 500 INDEX PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS  JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

  Shares                           Description                        Value
----------                         -----------                   --------------

    89,125     Unicom Corp.. . . . . . . . . . . . . . . . . . . $    1,983,031
    29,320     Union Electric Co.. . . . . . . . . . . . . . . .      1,104,998
   175,228     U.S. West, Inc. - Communications Group. . . . . .      6,603,905
   223,428     U.S. West, Inc. - Media Group (a) . . . . . . . .      4,524,417
                                                                 --------------
                                                                    163,108,813
                                                                 --------------

TOTAL COMMON STOCK (Cost $1,643,024,982) . . . . . . . . . . . .  2,465,198,267
                                                                 --------------

               SHORT TERM INSTRUMENTS - 1.05%
               MUTUAL FUNDS - 0.83%
20,797,078     BT Institutional Cash Management Fund,
                 5.47%, 7/01/97. . . . . . . . . . . . . . . . .     20,797,078
                                                                 --------------

Principal
  Amount                           Description                       Value
----------                         -----------                   --------------

               U.S. TREASURY BILLS - 0.22%
$  395,000     5.18%, 7/03/97 (b). . . . . . . . . . . . . . . . $      394,889
 5,005,000     5.19%,  9/04/97 (b) . . . . . . . . . . . . . . .      4,959,274
                                                                 --------------
                                                                      5,354,163
                                                                 --------------

TOTAL SHORT TERM INSTRUMENTS (Cost $26,152,152). . . . . . . . .     26,151,241
                                                                 --------------

TOTAL INVESTMENTS (Cost $1,669,177,134). . . . . . . .   99.97%   2,491,349,508
Other Assets Less Liabilities. . . . . . . . . . . . .    0.03%         858,533
                                                        -------  --------------
NET ASSETS     . . . . . . . . . . . . . . . . . . . .  100.00%  $2,492,208,041
                                                        -------  --------------
                                                        -------  --------------

(a)  Non-income producing security.
(b)  Held as collateral for futures contracts.


                  See Notes to Financial Statements on Page 17

--------------------------------------------------------------------------------
EQUITY 500 INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES  JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
   Investments, at Value (Cost of $1,669,177,134). . . . . .   $  2,491,349,508
   Dividends and Interest Receivable . . . . . . . . . . . .          3,126,038
   Prepaid Expenses. . . . . . . . . . . . . . . . . . . . .              3,492
                                                               ----------------
Total Assets . . . . . . . . . . . . . . . . . . . . . . . .      2,494,479,038
                                                               ----------------
LIABILITIES
   Due to Bankers Trust. . . . . . . . . . . . . . . . . . .            163,648
   Due to Custodian. . . . . . . . . . . . . . . . . . . . .              1,393
   Payable for Securities Purchased. . . . . . . . . . . . .          1,893,566
   Variation Margin Payable. . . . . . . . . . . . . . . . .            199,395
   Accrued Expenses and Other. . . . . . . . . . . . . . . .             12,995
                                                               ----------------
Total Liabilities. . . . . . . . . . . . . . . . . . . . . .          2,270,997
                                                               ----------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . .   $  2,492,208,041
                                                               ----------------
                                                               ----------------
COMPOSITION OF NET ASSETS
   Paid-In capital . . . . . . . . . . . . . . . . . . . . .   $  1,670,361,742
   Net Unrealized Appreciation on Investments. . . . . . . .        822,172,374
   Net Unrealized Depreciation on Futures Contracts. . . . .           (326,075)
                                                               ----------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . .   $  2,492,208,041
                                                               ----------------
                                                               ----------------


--------------------------------------------------------------------------------


STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign withholding tax of $132,101). .   $     20,059,204
   Interest. . . . . . . . . . . . . . . . . . . . . . . . .          1,268,743
                                                               ----------------
TOTAL INVESTMENT INCOME. . . . . . . . . . . . . . . . . . .         21,327,947
                                                               ----------------
EXPENSES
   Advisory Fees . . . . . . . . . . . . . . . . . . . . . .          1,095,075
   Administration and Services Fees. . . . . . . . . . . . .            547,538
   Professional Fees . . . . . . . . . . . . . . . . . . . .             13,649
   Trustees Fees . . . . . . . . . . . . . . . . . . . . . .              1,050
   Miscellaneous . . . . . . . . . . . . . . . . . . . . . .              2,494
                                                               ----------------
   Total Expenses. . . . . . . . . . . . . . . . . . . . . .          1,659,806
   Less:  Expenses Absorbed by Bankers Trust . . . . . . . .           (783,746)
                                                               ----------------
      Net Expenses . . . . . . . . . . . . . . . . . . . . .            876,060
                                                               ----------------
NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . .         20,451,887
                                                               ----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 AND FUTURES CONTRACTS
   Net Realized Gain from Investment Transactions. . . . . .         47,419,332
   Net Realized Gain from Futures Transactions . . . . . . .          3,030,532
   Net Change in Unrealized Appreciation on Investments. . .        342,809,986
   Net Change in Unrealized Depreciation on
    Futures Contracts. . . . . . . . . . . . . . . . . . . .           (208,875)
                                                               ----------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND
 FUTURES CONTRACTS . . . . . . . . . . . . . . . . . . . . .        393,050,975
                                                               ----------------
NET INCREASE IN NET ASSETS FROM OPERATIONS . . . . . . . . .   $    413,502,862
                                                               ----------------
                                                               ----------------


                  See Notes to Financial Statements on Page 17

--------------------------------------------------------------------------------
EQUITY 500 INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                         FOR THE            FOR THE
                                                                                    SIX MONTHS ENDED      YEAR ENDED
                                                                                     JUNE 30, 1997+    DECEMBER 31, 1996
                                                                                    ----------------   -----------------
INCREASE IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $     20,451,887    $     33,117,570
   Net Realized Gain from Investments and Futures Transactions . . . . . . . . .          50,449,864          21,413,687
   Net Change in Unrealized Appreciation on Investment and Futures Contracts . .         342,601,111         267,538,386
                                                                                    ----------------    ----------------
Net Increase in Net Assets from Operations . . . . . . . . . . . . . . . . . . .         413,502,862         322,069,643
                                                                                    ----------------    ----------------
CAPITAL TRANSACTIONS
   Proceeds from Capital Invested. . . . . . . . . . . . . . . . . . . . . . . .         660,209,657         854,711,041
   Value of Capital Withdrawn. . . . . . . . . . . . . . . . . . . . . . . . . .        (506,728,044)       (332,293,144)
                                                                                    ----------------    ----------------
Net Increase in Net Assets from Capital Transactions . . . . . . . . . . . . . .         153,481,613         522,417,897
                                                                                    ----------------    ----------------
TOTAL INCREASE IN NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . .         566,984,475         844,487,540

NET ASSETS
Beginning of Period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,925,223,566       1,080,736,026
                                                                                    ----------------    ----------------
End of Period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $  2,492,208,041    $  1,925,223,566
                                                                                    ----------------    ----------------
                                                                                    ----------------    ----------------


--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Contained below are selected supplemental data and ratios to average net assets for the periods indicated for the Equity 500 Index Portfolio.

                                                                                   FOR THE YEAR ENDED
                                                     FOR THE                           DECEMBER 31,
                                                 SIX MONTHS ENDED   ----------------------------------------------------
                                                  JUNE 30, 1997+       1996          1995          1994          1993
                                                 ----------------   ----------    ----------    ----------    ----------
SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Period (000s omitted) . . . . .    $2,492,208    $1,925,224    $1,080,736    $  559,772    $  151,805
   Ratios to Average Net Assets:
   Net Investment Income . . . . . . . . . . . . .        1.87%*         2.20%         2.52%         2.84%         2.67%
   Expenses. . . . . . . . . . . . . . . . . . . .        0.08%*         0.10%         0.10%         0.10%         0.10%
   Decrease Reflected in Above Expense Ratio Due
    to Absorption of Expenses by Bankers Trust . .        0.07%*         0.05%         0.05%         0.06%         0.10%
Portfolio Turnover Rate. . . . . . . . . . . . . .            6%           15%            6%           21%           31%
Average Commission Per Share** . . . . . . . . . .    $    0.025     $   0.023

---------------
+  Unaudited
*  Annualized
** For fiscal years beginning on or after September 1, 1995, a portfolio is required to disclose its average commission rate per share for security trades on which commissions are charged.


                  See Notes to Financial Statements on Page 17

--------------------------------------------------------------------------------
EQUITY 500 INDEX PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A.  ORGANIZATION

The Equity 500 Index Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on December 11, 1991 as an unincorporated trust under the laws of New York, and commenced operations on December 31, 1992. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B.  SECURITY VALUATION

The Portfolio's investments are valued each business day by an independent pricing service approved by the Trustees. Securities traded on national exchanges or traded in the NASDAQ National Market System are valued at the last sales prices reported at the close of business each day. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and asked prices. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost which, with accrued interest, approximates value. Securities for which quotations are not available are stated at fair value as determined by the Trustees.

C.  SECURITY TRANSACTIONS AND INTEREST INCOME

Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D.  FUTURES CONTRACTS

The Portfolio may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in the financial futures contracts is designed to closely replicate the benchmark index used by the Portfolio.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

E. OPTION CONTRACTS

The Portfolio may enter into option contracts. Upon the purchase of a put option or a call option by a Portfolio, the premium paid is recorded as an investment, the value of which is valued at mark-to-market daily to reflect the current market value. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The Portfolio's investment in the financial futures contracts are designed to closely replicate the benchmark idea used by the Portfolio.

F.  FEDERAL INCOME TAXES

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

G.  OTHER

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.05 of 1% of the Portfolio's average daily net assets. For the six months ended June 30, 1997, this fee aggregated $547,538.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of 0.10 of 1% of the Portfolio's average daily net assets. For the six months ended June 30, 1997, this fee aggregated $1,095,075.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 0.08 of 1% of the average daily net assets of the Portfolio. For the six months ended June 30, 1997, expenses of the Portfolio have been reduced by $783,746.

Certain trustees and officers of the Portfolio are also directors, officers and/or employees of Edgewood Services, Inc. None of the trustees so affiliated received compensation for services as trustees of the Portfolio. Similarly, none of the Portfolio's officers received compensation from the Portfolio.

For the six months ended June 30, 1997, the Equity 500 Index Portfolio paid brokerage commissions of $169,740.

NOTE 3--PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 1997, were $394,246,882 and $126,706,581, respectively. For federal income tax purposes, the tax basis of investments held at June 30, 1997 was $1,680,085,502. The aggregate gross unrealized appreciation was $828,647,371, and the aggregate gross unrealized depreciation for all investments was $17,383,366 as of June 30, 1997.

NOTE 4--FUTURES CONTRACTS

A summary of obligations under these financial instruments at June 30, 1997 is as follows:

                                                         MARKET     UNREALIZED
TYPE OF FUTURE         EXPIRATION  CONTRACTS  POSITION    VALUE    DEPRECIATION
---------------------  ----------  ---------  -------- ----------- ------------
S&P 500 Index Futures  Sept. 1997     52        Long   $23,146,500  ($326,075)

At June 30, 1997, the Portfolio has segregated approximately $5,400,000 to cover margin requirements on open futures contracts.

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                                       18

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                                       19

BT PYRAMID MUTUAL FUNDS
BT INVESTMENT EQUITY 500 INDEX FUND



INVESTMENT ADVISER OF THE PORTFOLIO AND ADMINISTRATOR
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006


DISTRIBUTOR
EDGEWOOD SERVICES, INC.
Clearing Operations
P.O. Box 897
Pittsburgh, PA  15230-0897


CUSTODIAN AND TRANSFER AGENT
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006


INDEPENDENT ACCOUNTANTS
COOPERS & LYBRAND L.L.P.
1100 Main Street, Suite 900
Kansas City, MO  64105


COUNSEL
WILLKIE FARR & GALLAGHER
153 East 53rd Street
New York, NY  10022


               --------------------------------------------------
               For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or the BT Mutual Fund Service Center at
               (800) 368-4031. This report must be preceded or accompanied by a current prospectus for the Fund.
               --------------------------------------------------


                                                                Cusip #055847107
                                                                STA462100 (8/97)